Fresh-Start Reporting - Adjustment to intangible assets (Details)-10K	Apr. 04, 2022
Developed software/courseware
Reorganization, Chapter 11 [Line Items]
Estimated useful life	5 years
Customer relationships
Reorganization, Chapter 11 [Line Items]
Estimated useful life	5 years 9 months 18 days
Trademarks and trade names
Reorganization, Chapter 11 [Line Items]
Estimated useful life	13 years 9 months 18 days